Annual Operating Expenses {- Energy Portfolio} - 02.28 VIP Energy Portfolio Service 2 PRO-13 - Energy Portfolio - VIP Energy Portfolio-Service 2 VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual operating expenses	0.94%